Leases - Amounts recognized in the consolidated statement of income related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of right-of-use assets	$ 3,518	$ 2,984	$ 2,679
Interest expense (included in finance cost)	847	500	386
Total amount recognized in net loss for the period	4,365	3,484	3,065
Total cash outflow for leases	233	436
Payments of lease liabilities, classified as financing activities	(2,683)	(2,908)	(2,845)
Property
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of right-of-use assets	3,099	2,577	1,611
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge of right-of-use assets	$ 419	$ 407	$ 1,068